Stock-Based Compensation - TDS excluding U.S. Cellular, Stock option rollforward schedules (Details) - TDS Parent Company - Common Shares - Stock Options - TDS Long-Term Incentive Plans - USD ($)
$ / shares in Units, $ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock compensation, stock option rollforward schedule, number of shares
Outstanding, beginning of period (in shares)	4,763,000
Exercisable options, beginning of period (in shares)	3,270,000
Granted options (in shares)	208,000
Exercised options (in shares)	(826,000)
Forfeited options (in shares)	(54,000)
Outstanding, end of period (in shares)	4,091,000	4,763,000
Exercisable options, end of period (in shares)	2,896,000	3,270,000
Stock compensation, stock option rollforward schedule, other information
Options outstanding, beginning of period - weighted average exercise price (USD per share)	$ 26.57
Options exercisable, beginning of period - weighted average exercise price (USD per share)	26.12
Options granted, weighted average exercise price (USD per share)	30.72
Options exercised, weighted average exercise price (USD per share)	27.25
Options forfeited, weighted average exercise price (USD per share)	27.70
Options outstanding, end of period - weighted average exercise price (USD per share)	26.63	$ 26.57
Options exercisable, end of period - weighted average exercise price (USD per share)	$ 26.32	26.12
Aggregate intrinsic value, options outstanding	$ 4
Aggregate intrinsic value, options exercisable	$ 4
Weighted average remaining contractual life, outstanding	5 years
Weighted average remaining contractual life, exercisable	3 years 8 months 12 days
Options granted, weighted average grant date fair value	$ 7.70	$ 6.33	$ 7.06
Aggregate intrinsic value, options exercised	$ 7	$ 14	$ 1